PGIM Core Conservative Bond Fund Investment Strategy - PGIM Core Conservative Bond Fund	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund’s investment objective is to outperform the Bloomberg US Aggregate Bond Index (the “Index”) over full market cycles. The subadviser defines a full market cycle as a three- to five-year period. The Fund will seek to achieve its objective by investing at least 80% of its investable assets in bonds under normal circumstances.For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities. In pursuit of this policy, the Fund invests primarily in securities included in the Index. The Index is comprised of a wide spectrum of public, investment-grade, taxable fixed income securities in the United States – including government, corporate, mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund takes a conservative investment approach by seeking to maintain a risk profile consistent with that of the market, while still seeking to outperform the Index over a full market cycle using bottom-up fundamental analysis. The Fund is not sponsored by or affiliated with Bloomberg, the provider of the Index. The term “investable assets” in this Prospectus refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund invests in different sectors of the fixed income securities markets, including (but not limited to) U.S. corporate bonds, U.S. Treasuries, agency bonds, Yankee bonds, U.S. Government securities, mortgage-backed securities (including commercial mortgage-backed securities), asset-backed securities, dollar rolls, and foreign debt securities (mainly sovereign debt). The Fund may also invest in U.S. Treasury futures contracts and other exchange-traded futures contracts, and swap contracts. The Fund has the flexibility to allocate its investments across different sectors of the fixed income securities markets. The Fund is not obligated to invest in all of these sectors at a given time and, at times, may invest all of its assets in only one sector. While the Fund’s portfolio is structured to have similar overall characteristics to the Index, the portfolio managers may adjust certain holdings in relation to their weightings in the Index and use other investment strategies in an attempt to outperform the Index. The portfolio managers evaluate specific traits and sectors within the Index and, within each broad segment of the Index (such as corporate bonds, U.S. Government securities, and mortgage-backed and asset-backed securities), select a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics may be considered. Based on the portfolio managers’ views as to the relative value or attractiveness of a specific trait or sector, the Fund places a slightly greater or lesser emphasis on certain Index characteristics than their representation in the Index. This could result in the Fund being underweight or overweight in certain sectors versus the Index. The Fund invests in investment-grade debt securities. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security, consistent with the Fund’s investment strategy. The Fund may invest in debt obligations issued or guaranteed by the U.S. Government and U.S. Government-related entities. Some (but not all) of these debt securities such as U.S. Treasury securities are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These also include obligations of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations. The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the U.S. Government include GNMAs and mortgage-related securities issued by agencies of the U.S. Government as well as FNMAs and debt securities issued by Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Privately issued mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Privately issued mortgage-backed securities may include loans on commercial or residential properties. The Fund may invest in asset-backed securities. An asset-backed security is another type of structured instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Credit quality depends primarily on the quality of the structure and the underlying collateral, inclusive of the level of credit support. The value of the security may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support or the swap counterparty. The Fund may invest in foreign debt securities, which include securities that are issued by foreign governments and corporations. Foreign government debt securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities denominated in foreign currencies or U.S. dollars. The Fund may engage in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities or yield differentials. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.